Provisions (Tables)	18 Months Ended
Oct. 31, 2018
Provisions [Abstract]
Provisions
	October 31, 2018		April 30, 2017
	$	’000	$	’000
Onerous leases and dilapidations		35,105		16,243
Restructuring and integration		50,689		12,132
Legal		7,038		3,220
Other		-		484
Total		92,832		32,079

Current		57,411		20,142
Non-current		35,421		11,937
Total		92,832		32,079

Provisions continuing operations and discontinued operation
	Onerous Leases and dilapidations		Restructuring and integration		Legal		Other		Total
	$	’000	$	’000	$	’000	$	’000	$	’000
At May 1, 2017		16,243		12,132		3,220		484		32,079

Continuing operations:
Acquisitions – HPE Software business (note 39)		11,321		21,398		36,446		-		69,165
Additional provision in the period		17,723		133,421		1,392		-		133,558
Released		(3,890)		(3,678)		(4,733)		(416)		(12,717)
Utilization of provision		(5,590)		(110,062)		(29,263)		(97)		(145,012)
Exchange adjustments		(702)		(2,522)		(24)		29		(3,219)

Discontinued operation:
Additional provision in the period		2,835		205		-		-		3,040
Reclassification of current assets classified as held for sale (note 19)		(2,835)		(205)		-		-		(3,040)
At October 31, 2018		35,105		50,689		7,038		-		92,832

Current		11,219		39,154		7,038		-		57,411
Non-current		23,886		11,535		-		-		35,421
Total		35,105		50,689		7,038		-		92,832

	Onerous leases and dilapidations		Restructuring and integration		Legal		Other		Total
	$	’000	$	’000	$	’000	$	’000	$	’000
At May 1, 2016		18,176		3,523		1,920		1,280		24,899
Additional provision in the period		4,584		48,498		98		501		53,681
Acquisitions (note 37)		-		1,201		2,844		-		4,045
Utilization of provision		(5,527)		(37,712)		(120)		(117)		(43,476)
Released		(857)		(2,886)		(1,492)		(1,180)		(6,415)
Exchange adjustments		(133)		(492)		(30)		-		(655)
At April 30, 2017		16,243		12,132		3,220		484		32,079

Current		4,406		12,132		3,220		384		20,142
Non-current		11,837		-		-		100		11,937
Total		16,243		12,132		3,220		484		32,079